Employee Benefits - Summary of Trust Assets (Detail) - Level 1 [member]	Dec. 31, 2018	Dec. 31, 2017
Variable return:
Trust assets fixed and variable return percentage	100.00%	100.00%
Traded Securities [member]
Fixed return:
Trust assets fixed return percentage	19.00%	18.00%
Bank instruments [member]
Fixed return:
Trust assets fixed return percentage	6.00%	5.00%
Federal government instruments of the respective countries [member]
Fixed return:
Trust assets fixed return percentage	60.00%	62.00%
Publicly traded shares [member]
Variable return:
Trust assets variable return percentage	15.00%	15.00%